September 13, 2022

BNY MELLON FUNDS TRUST
-BNY Mellon Emerging Markets Fund

Supplement to Current Prospectus

Effective on or about October 21, 2022 (the "Effective Date"), the following information supersedes and replaces the information in the third and fourth paragraphs in the section "Fund Summary – Principal Investment Strategy" in the fund's prospectus:

The stocks purchased for the fund may have value and/or growth characteristics. The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNYM Investment Adviser, employs a bottom-up investment approach which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio of equity securities perceived by NIM to be priced at a level that offers an attractive risk-reward profile for investors and that has a more attractive quality and growth profile than the MSCI Emerging Markets Index. The fund may overweight or underweight certain countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries. As of the date of this prospectus supplement, the fund expects to have significant exposure to securities of companies located in China, India, South Korea and Taiwan. The fund also currently expects to have significant exposure to securities of companies in the information technology, financials and consumer staples sectors.

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As of the Effective Date, the following information supplements the information in the section "Fund Summary –Principal Risks" in the fund's prospectus:

Country, company, industry and market sector risk. The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors.

China risk. Investments in China are subject to the risks associated with greater governmental control over the economy, political and legal uncertainties and currency fluctuations or blockage. In particular, the Chinese Communist Party exercises significant control over economic growth in China through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Attempts by the government of the People's Republic of China to exert greater control over Hong Kong's economic, political and legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, which in turn could negatively affect markets and business performance of issuers located in Hong Kong. The Chinese economy and markets may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China's economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, the imposition of tariffs or other trade barriers by the U.S. or other foreign governments on exports from China may have an adverse impact on Chinese issuers and China's economy as a whole. Additionally, U.S. executive orders current prohibit U.S. persons, including the fund, from transacting in securities of any Chinese company identified as a "Communist Chinese military company" or determined to be involved with China's "surveillance technology sector," including transactions in instruments that are derivative of, or are designed to provide investment exposure to, prohibited securities of such companies. It is unclear how long the executive orders will continue in effect, but to the extent that they do and further companies are designated, there may be a material adverse impact on the value of those securities.

India risk. Investments in Indian issuers involve risks that are specific to India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The securities markets in India are relatively underdeveloped and may subject the fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Further, the fund's investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan and China, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the fund's investments in India.

South Korea risk. Investments in South Korean issuers may subject the fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea's neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy.

Taiwan risk. Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan's neighbors may have an adverse effect on Taiwan's economy. Specifically, Taiwan's geographic proximity and history of political contention with mainland China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

Information technology sector risk. The information technology sector has been among the most volatile sectors of the stock market. To the extent the fund's investments are significantly exposed to companies in the information technology sector, the fund's performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.

Financials sector risk. Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets and cause certain financial services companies to incur large losses.

Consumer staples sector risk. The consumer staples sector can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.

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As of the Effective Date, the following information supersedes and replaces the information in the section "Fund Summary – Portfolio Management" in the fund's prospectus:

The fund's investment adviser is BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser) and the fund's sub-adviser is Newton Investment Management Limited (NIM), an affiliate of BNYM Investment Adviser.

Paul Birchenough, Alex Khosla and Ian Smith are the fund's primary portfolio managers, positions they have held since October 2022. Messrs. Birchenough and Smith are the co-lead portfolio managers of the fund. Each portfolio manager is an investment manager on the emerging markets equity team at NIM.

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As of the Effective Date, the following information supersedes and replaces the information in the third, fourth and fifth paragraphs in the section "Fund Details – BNY Mellon Emerging Markets Fund" in the fund's prospectus:

The stocks purchased for the fund may have value and/or growth characteristics. The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNYM Investment Adviser, employs a bottom-up investment approach which emphasizes individual stock selection. NIM considers the qualitative and quantitative attributes of companies within the investment universe, including governance standards, long term growth outlook, business franchise quality, pricing power, returns on invested capital and financial leverage.

The stock selection process is designed to produce a diversified portfolio of equity securities perceived by NIM to be priced at a level that offers an attractive risk-reward profile for investors and that has a more attractive quality and growth profile than the MSCI Emerging Markets Index. The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries. As of the date of this prospectus supplement, the fund expects to have significant exposure to securities of companies located in China, India, South Korea and Taiwan. The fund also currently expects to have significant exposure to securities of companies in the information technology, financials and consumer staples sectors.

NIM typically sells a stock when it determines the attributes of the business have fundamentally deteriorated relative to their previously held view, or when developments (including stock price moves) have caused the risk-reward profile of the investment to have fundamentally deteriorated.

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As of the Effective Date, the following information supplements the information in the section "Fund Details – BNY Mellon Emerging Markets Fund" in the fund's prospectus:

As part of its investment research process, NIM considers environmental, social, and governance (ESG) risks, opportunities and issues, and will conduct proprietary ESG quality reviews of certain investments

(depending on the nature of the relevant investment). NIM, however, does not currently view certain types of investments, including cash, cash equivalents, currency positions, particular types of derivatives and other non-issuer specific instruments, as presenting ESG risks, opportunities and/or issues, and believes it is not practicable to evaluate such risks, opportunities and/or issues for certain other investments such as index-based ETFs. In addition, NIM will make investment decisions for the fund that are not based solely on ESG considerations, such as those factors set out above. In some cases therefore, NIM may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions for the fund.

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As of the Effective Date, the following information supplements the information in the section "Fund Details – Investment Risks – Non-Money Market Funds – Principal Risks" in the fund's prospectus:

Country, company, industry and market sector risk. The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors.

China risk. To the extent the fund invests significantly in the securities of Chinese companies, the fund's performance will be particularly exposed to the economy, industries, securities and currency markets of China. The Chinese economy and markets may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China remains a totalitarian country with continuing risk of nationalization, expropriation or confiscation of property. In particular, the Chinese Communist Party exercises significant control over economic growth in China through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Attempts by the government of the People's Republic of China to exert greater control over Hong Kong's economic, political and legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, which in turn could negatively affect markets and business performance of issuers located in Hong Kong. The legal system is still developing, making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reforms. China's economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, the imposition of tariffs or other trade barriers by the U.S. or other foreign governments on exports from China may have an adverse impact on Chinese issuers and China's economy as a whole. These actions may also trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China's export industry, which could have a negative impact on the fund's performance. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Additionally, U.S. executive orders current prohibit U.S. persons, including the fund, from transacting in securities of any Chinese company identified as a "Communist Chinese military company" or determined to be involved with China's "surveillance technology sector," including transactions in instruments that are derivative of, or are designed to provide investment exposure to, prohibited securities of such companies. It is unclear how long the executive orders will continue in effect, but to the extent that they do and further companies are designated, there may be a material adverse impact on the value of those securities. Chinese companies, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. All of the foregoing risks could increase the fund's volatility. Additionally, from time to time, China has experienced outbreaks of infectious illnesses, including most recently COVID-19, which have resulted in travel restrictions, disruption of healthcare systems, prolonged quarantines, supply chain disruptions, lower consumer demand and or economic output, and other significant economic impacts. Such events will have an adverse impact on the fund's investments.

India risk. To the extent the fund invests significantly in the securities of Indian companies, the fund's performance will be particularly exposed to risks that are specific to India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The securities markets in India are relatively underdeveloped and may subject the fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Further, the fund's investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan and China, and the Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian states of Jammu and Kashmir remains unresolved. Instability as a result of these social and political tensions, as well potential natural or man-made disasters, could adversely impact the value of the fund's investments in India.

South Korea risk. To the extent the fund invests significantly in the securities of South Korean issuers, the fund's performance will be particularly exposed to risks that are specific to South Korea, including legal, regulatory, political, currency, security and economic risks. Substantial political tensions exist between North Korea and South Korea. Escalated tensions and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea's economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports and disruptions or decreases in trade activity could lead to further declines.

Taiwan risk. To the extent the fund invests significantly in Taiwanese issuers, the fund's performance will be particularly exposed to risks that are specific to Taiwan, including to legal, regulatory, political, currency and economic risks. Specifically, Taiwan's geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries. These tensions may materially affect the Taiwanese economy and its securities market. Taiwan's economy is export-oriented, so it depends on an open world trade regime and remains vulnerable to fluctuations in the world economy. Rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy.

Information technology sector risk. The information technology sector has been among the most volatile sectors of the stock market. To the extent the fund's investments are significantly exposed to companies in the information technology sector, the fund's performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with information technology companies are magnified in the case of small-cap technology companies.

Financials sector risk. Companies in the financials sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial services sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operation. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Consumer staples sector risk. The consumer staples sector can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Regulations and policies of various domestic and foreign governments affect agricultural products as well as other consumer staples.

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As of the Effective Date, the following information supplements the information in the section "Fund Details – Investment Risks – Non-Money Market Funds – Additional Risks" in the fund's prospectus:

ESG considerations risk. As part of its investment research process, NIM's consideration of potential investments it views as presenting ESG risks, opportunities and issues may contribute to the fund making different investments than funds that do not incorporate ESG considerations into their investment research processes. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain countries, market sectors, industries, companies, and/or types of investments, which may adversely impact the fund's performance depending on whether such countries, sectors, industries, companies, or investments are in or out of favor in the market. NIM's investment research process may incorporate ESG data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its investment research process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM's evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.

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As of the Effective Date, the following information supersedes and replaces the information in the fourth paragraph in the section "Fund Details – Management – Sub-Advisers" in the fund's prospectus:

BNYM Investment Adviser has engaged its affiliate, Newton Investment Management Limited (NIM), to serve as the sub-adviser of BNY Mellon Emerging Markets Fund. NIM, subject to BNYM Investment Adviser's supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund's assets. NIM is an indirect wholly-owned subsidiary of BNY Mellon founded in 1978 and is regulated by the Financial Conduct Authority in the United Kingdom and registered in the United States with the SEC as an investment adviser. NIM's principal office is located at 160 Queen Victoria Street, London, EC4V, 4LA, United Kingdom. As of June 30, 2022, NIM managed approximately $52 billion in discretionary separate accounts and other investment accounts.

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As of the Effective Date, the following information supersedes and replaces the information in the section "Fund Details – Management – Portfolio Managers" and " – Biographical Information" in the fund's prospectus:

Paul Birchenough, Alex Khosla and Ian Smith are BNY Mellon Emerging Markets Fund's primary portfolio managers, positions they have held since October 2022. Messrs. Birchenough and Smith are the co-lead portfolio managers of the fund. Messrs. Birchenough, Khosla and Smith are jointly and primarily responsible for managing the fund's portfolio. Mr. Birchenough is an investment manager on the emerging markets equities team at NIM, where he has been employed since October 2020. Prior to joining NIM, Mr. Birchenough was a global emerging market equity portfolio manager at AXA Investment Managers, where he had worked since April 2011. Mr. Khosla is an investment manager on the emerging markets equities team at NIM, where he has been employed since April 2022. Prior to joining NIM, Mr. Khosla was a research analyst covering global emerging markets at Aikya Investment Management, where he had worked since March 2020. Prior to Aikya Investment Management, Mr. Khosla was a research analyst covering global emerging markets at Stewart Investors (part of First State Investments) since July 2017. Mr. Smith is an investment manager on the emerging markets equities team at NIM, where he has been employed since October 2020. Prior to joining NIM, Mr. Smith was a global emerging market equity portfolio manager at AXA Investment Managers, where he had worked since February 2012.